Related Party Transactions (Details Narrative) (Supera Pharmaceuticals, Inc.) - Supera Pharmaceuticals, Inc. [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Line of credit expiration date	Dec. 31, 2022
Line of credit facility, interest rate	5.00%
Shareholder [Member]
Line of credit facility, maximum borrowing capacity	$ 1,000,000
Related Party [Member]
Lease costs		$ 600,000	$ 600,000
Accounts Payable, Trade		$ 477,000